OTHER OPERATING INCOME - Summary of Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Trading And Other Income [Line Items]
Net (losses) on financial instruments designated at fair value through profit or loss	£ (57)	£ (33)	£ (74)
Net (losses) on financial instruments mandatorily at fair value through profit or loss	25	42	84
Hedge ineffectiveness	22	18	28
Income from operating lease assets	113	118	129
Other	8	68	43
Other operating income (expense)	111	213	210
Exchange rate differences in the consolidated income statement on items not at fair value through profit and loss	488	1,215	(2,147)
These are principally offset by related releases from the cash flow hedge reserve	(485)	(1,231)	2,130
Deposits
Net Trading And Other Income [Line Items]
Net (losses) on financial instruments designated at fair value through profit or loss	(16)	(24)	35
Debt securities
Net Trading And Other Income [Line Items]
Net (losses) on financial instruments designated at fair value through profit or loss	(22)	(32)	31
Net (losses) on financial instruments mandatorily at fair value through profit or loss	£ 7	£ 5	£ 13